BASIS OF PRESENTATION	6 Months Ended
Mar. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
BASIS OF PRESENTATION

NOTE 1 – BASIS OF PRESENTATION

The accompanying unaudited consolidated financial statements include the accounts of Ohr Pharmaceutical, Inc. and its subsidiaries (the “Company”). The accompanying unaudited consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) for interim financial information and with the instructions to Form 10-Q and Rule 10-01 of Regulation S-X related to interim period financial statements. Accordingly, these consolidated financial statements do not include certain information and footnotes required by GAAP for complete financial statements. However, in the opinion of management, all adjustments (which include only normal recurring adjustments) necessary to present fairly the financial position, results of operations, and cash flows at March 31, 2019, and for all periods presented herein, have been made.

It is suggested that these unaudited consolidated financial statements be read in conjunction with the consolidated financial statements and notes thereto included in the Company’s Annual Report on Form 10-K for the fiscal year ended September 30, 2018. The results of operations for the three and six month periods ended March 31, 2019 and 2018 are not necessarily indicative of the operating results for the full years.

NeuBase Merger Agreement

On January 2, 2019, the Company, Ohr Acquisition Corp., a Delaware corporation and a wholly-owned subsidiary of the Company (“Merger Sub”), and NeuBase Therapeutics, Inc., a Delaware Corporation (“NeuBase”), entered into an agreement and plan of merger and reorganization (the “Merger Agreement”), pursuant to which, among other things, subject to the satisfaction or waiver of the conditions set forth in the Merger Agreement, Merger Sub will merge with and into NeuBase, with NeuBase becoming a wholly-owned subsidiary of the Company and the surviving corporation of the Merger (the “Merger”). The Merger is intended to qualify for federal income tax purposes as a tax-free reorganization under the provisions of Section 368(a) of the Internal Revenue Code of 1986, as amended.

Subject to the terms and conditions of the Merger Agreement, at the effective time of the Merger (the “Effective Time”), (a) each outstanding share of NeuBase capital stock, including shares of NeuBase capital stock issued in, or issued upon conversion, exercise or exchange of securities issued in, the NeuBase Financings (as defined below), will be converted into the right to receive the number of shares of the Company’s common stock equal to the exchange ratio; (b) each outstanding NeuBase stock option that has not previously been exercised prior to the Effective Time will be assumed by the Company and become an option to purchase the Company’s common stock; and (c) the warrant to purchase shares of common stock of NeuBase will be converted into and become a warrant to purchase shares of Company’s common stock.

In connection with the Merger, NeuBase has entered into financing agreements which will result in gross proceeds to NeuBase of $9.0 million (the “NeuBase Financings”). As a result of the NeuBase Financings, it is expected that immediately after the Merger, and after giving effect to the NeuBase Financings, current stockholders, option holders, warrant holders and note holders of NeuBase will own, or hold rights to acquire, approximately 85% of the fully-diluted common stock of Ohr, and Ohr’s current stockholders, option holders and warrant holders will own, or hold rights to acquire, approximately 15% of the fully-diluted common stock of the Company.

Immediately following the Effective Time, the name of the Company will be changed from “Ohr Pharmaceutical, Inc.” to “NeuBase Therapeutics, Inc.” The Merger Agreement contemplates that, immediately after the Effective Time, the board of directors of the Company will consist of five members, all of which will be designated by NeuBase. The executive officers of the Company immediately after the Effective Time will be designated by NeuBase and it is anticipated that NeuBase’s Chief Executive Officer, Dietrich Stephan, will serve as the Company’s Chief Executive Officer and the Company’s Chief Financial Officer, Sam Backenroth, will serve as the Company’s Chief Financial Officer.

The Merger Agreement contains customary representations, warranties and covenants made by the Company and NeuBase, including covenants relating to obtaining the requisite approvals of the stockholders of the Company and NeuBase, indemnification of directors and officers, and the Company and NeuBase signing the Merger Agreement and the closing of the Merger. Consummation of the Merger is subject to certain closing conditions, including, among other things, approval by the stockholders of the Company and NeuBase. The Merger Agreement contains certain termination rights for both the Company and NeuBase, and further provides that, upon termination of the Merger Agreement under specified circumstances, the Company may be required to pay NeuBase a termination fee of $250,000 or NeuBase may be required to pay the Company a termination fee of $250,000.

Certain of NeuBase’s stockholders who in the aggregate own approximately 76.12% of the outstanding shares of NeuBase capital stock (excluding options, warrants and notes convertible into common stock upon the closing of the merger), and certain of the Company’s stockholders who in the aggregate own 8.9% of the outstanding shares of the Company’s common stock, are parties to support agreements with both NeuBase and the Company, whereby such stockholders have agreed, subject to the terms of their respective support agreements, to vote their shares in favor of the adoption of the Merger Agreement and the approval of the transactions contemplated thereby, including the Merger and the issuance of the Company’s common stock to NeuBase’s stockholders pursuant to the terms of the Merger Agreement.

Concurrently with the execution of the Merger Agreement, the officers and directors of the Company, and the officers, directors and certain stockholders of NeuBase, each entered into lock-up agreements (the “Lock-Up Agreements”) pursuant to which they have agreed, among other things, not to sell or dispose of any shares of Company Common Stock which are or will be beneficially owned by them at the closing of the Merger until the date that is 90 days after the Effective Time.

In connection with the Merger, on January 2, 2019, the Company entered into a Retention Bonus Agreement with Dr. Jason Slakter, Ohr’s Chief Executive Officer (the “Retention Bonus Agreement”). Under the Retention Bonus Agreement, Dr. Slakter is eligible for a retention bonus payment of $75,000 upon the earliest to occur of the following: (i) Dr. Slakter’s continued service with the Company in his current position through and including the closing date of the Merger, or (ii) Dr. Slakter is involuntarily separated from service without Cause (as such term is defined in the Retention Bonus Agreement) by the Company prior to the closing date of the Merger. In the event Dr. Slakter voluntarily separates from service with the Company for any reason prior to the closing of the Merger, Dr. Slakter will not receive any retention bonus payment and the Company will have no further obligation to Dr. Slakter under the Retention Bonus Agreement.

Reverse Stock Split

On January 18, 2019, following a special meeting of the Company’s stockholders, the board of directors of the Company approved a one-for-twenty reverse stock split of the Company’s issued and outstanding shares of common stock (the “Reverse Stock Split”). On January 23, 2019, the Company filed with the Secretary of State of the State of Delaware a Certificate of Amendment to its Certificate of Incorporation to effect the Reverse Stock Split. The Company’s common stock began trading on a split-adjusted basis when the market opened on February 4, 2019. As a result of the Reverse Stock Split, the outstanding common stock has decreased from 56,466,428 shares of common stock, par value $0.0001 per share, to 2,829,248 shares of common stock, par value $0.0001 per share. Unless otherwise noted, impacted amounts and share information included in the financial statements and notes thereto, and elsewhere in this Form 10-Q, have been retroactively adjusted for the Reverse Stock Split as if such Reverse Stock Split occurred on the first day of the first period presented. Certain amounts in the financial statements, the notes thereto, and elsewhere in this Form 10-Q, may be slightly different than previously reported due to rounding of fractional shares as a result of the Reverse Stock Split.